LEASES - SCHEDULE OF LEASE COMMITMENT FUTURE MINIMUM RENTAL PAYMENTS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
2025	$ 489,941
2026	812,762
2027	1,059,481
2028	1,329,874
2029	1,343,173
Thereafter	31,772,840
Total undiscounted rental payments	36,808,071	$ 8,182,400
Less: imputed interest	(23,377,974)
Total lease liability	$ 13,430,097